Leases - Summary of changes in lease liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Leases [Line Items]
Interest	$ 7.2	$ 9.3
Repayment	(35.3)	(33.8)
Lease liabilities
Leases [Line Items]
Beginning balance	239.8	240.9
Issuance	23.4	19.7
Interest	7.2	9.3
Repayment	(42.5)	(43.1)
Effect of foreign currency exchange rate changes	(2.1)	(1.5)
Remeasurement and other		14.5
Ending balance	146.9	$ 239.8
Termination Remeasurement And Other Lease Liabilities	$ 78.9